Chesapeake Funding II LLC
Series 2017-4 Asset Backed Notes
Specified Procedures

Report To:
Element Fleet Management Corp.

October 16, 2017

Element Fleet Management Corp.

Re:  Chesapeake Funding II LLC, Series 2017-4 Asset Backed Notes (the “Notes”)
    Specified Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Element Fleet Management Corp. (the “Sponsor”) and by J.P. Morgan Securities LLC (“J.P. Morgan”, and together with the Sponsor, the “Specified Parties”), solely to assist Chesapeake Funding II LLC   (the “Issuer”) in evaluating the accuracy of certain information with respect to a pool of vehicle leases and loans and vehicles subject to those leases and loans (the “Receivables”) relating to the Chesapeake Funding II LLC Series 2017-4 securitization transaction (the “Transaction”). This specified procedures (“Specified Procedures”) engagement was conducted in accordance with Section 9100 of the Chartered Professional Accountants of Canada (CPA Canada) Handbook – Assurance.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

For the purpose of the procedures described in this report, representatives of the Sponsor, on behalf of the Issuer (“representatives of the Sponsor”), provided us with:

a.
Electronic data files labeled “CII SUBI 2 - GFT_Active_2017.07.31_FINAL.xlsb”  from the Sponsor’s asset management system (the “Provided Data Tape” or the “Data Tape”) and “07.2017 Fin Serv Chase Fund.xlsx” from the Sponsor’s financial services asset management system (“Fin Serv Chase Fund file”), which representatives of the Sponsor indicated contains information as of July 31, 2017 on a pool of leases and loans and vehicles that are subject to those leases and loans from the Sponsor’s asset management system and that representatives of the Sponsor indicated are expected to be representative of the Receivables,

b.	Imaged copies of:

i.
For each of the Sample Contracts (as defined in Attachment A) identified as Vehicle Management Services Leases (as defined in Attachment A), certain printed screen shots of the of the Asset Management System Inquiry Screen ("ACFI Screen"), the Asset Management Physical Information Inquiry Screen ("AAMI Screen"), the Asset Management Closed-End Inquiry Screen ("ACEI Screen"), the Asset Management  Audit History Screen (“AAAI Screen”), and the Client Organization Screen ("CCOI Screen") from the Sponsor’s asset management system (collectively and as applicable, the “Vehicle Lease Screen Shots”),

ii.
For each of the Sample Contracts identified as Financial Services Leases (as defined in Attachment A), certain printed screen shots of the financial services asset management system and the CCOI Screen from the Sponsor’s asset management system (collectively and as applicable, the “Financial Lease Screen Shots”),

iii.	For each of the Sample Contracts, the certificate of title or online registration title approval (collectively and as applicable, the “Title”),

iv.
For each of the Sample Contracts, the master lease agreement, operating lease agreement, assumption agreement, purchase agreement or letter of intent, including the Funding Documentation (as defined in Attachment A) (collectively and as applicable, the “Master Lease Agreement”),

v.	For each of the Sample Contracts, the credit file and any amendments thereto (collectively, the "Credit File"), and

vi.
For each of the Sample Contracts, the certificate indicating insurance coverage (the “Certificate of Insurance Coverage”, and together with the Vehicle Lease Screen Shots, Financial Lease Screen Shots, Title, Master Lease Agreement, Funding Documentation and Credit File, the “Source Documents”).

The procedures in Attachment A were limited to comparing or observing certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Tape, Source Documents, and the determination of the instructions, assumptions and methodologies that are described herein.

We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Tape.  We have not verified, and we make no representation as to the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Receivables or Statistical Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with auditing standards established by CPA Canada on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The Specified Procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Receivables,
	iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or,
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the Issuer will pay interest on and principal of the Notes in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

Sincerely,

/s/ Ernst & Young LLP

October 16,  2017

Attachment A

Procedures performed and our associated findings

Specified Procedures	Results
Vehicle Lease Review Procedures

1.1    Representatives of the Sponsor will provide us with a Data Tape containing certain characteristics of the Receivables which are expected to be representative of the Receivables. We will randomly select 150 Receivables from the Provided Data Tape (the “Sample Contracts”). The information on the Data Tape is as of July 31, 2017 (the “Cutoff Date”). Except as described below, we will not perform any procedures to determine the accuracy, completeness or reasonableness of the information on the Provided Data Tape. Procedures described below will be performed as of the Cutoff Date.

Representatives of the Sponsor provided us with the Data Tape containing certain characteristics of the Receivables which were expected to be representative of the Receivables. We randomly selected the 150 Sample Contracts. Representatives of the Sponsor informed us the information on the Data Tape is as of the Cutoff Date.

Representatives of the Sponsor will also provide us with a Fin Serv Chase Fund file containing certain characteristics of the Financial Services Leases which are expected to be representative of the financial services leases. The information on the Fin Serv Chase Fund file is as of the Cutoff Date. Except as described below, we will not perform any procedures to determine the accuracy, completeness or reasonableness of the information on the Fin Serv Chase Fund file. Procedures described below will be performed as of the Cutoff Date.

Representatives of the Sponsor provided us with a Fin Serv Chase Fund file containing certain characteristics of the Financial Services Leases which are expected to be representative of the financial services leases.  Representatives of the Sponsor informed us the information on the Fin Serv Chase Fund file is as of the Cutoff Date.

a) We will compare certain characteristics (the "Sample Characteristics") set forth in the leased unit records for the sample Contracts as indicated below:

All Sample Contracts selected were identified as Vehicle Management Services Leases by the Sponsor, identified by having “FA” in the CORP_CD field column in the Provided Data Tape. Accordingly, we obtained

Attachment A

Specified Procedures	Results

       i.        Unit number
ii.       Client number
iii.      Legal name of the lessee
iv.      Vehicle make
v.       Vehicle model
vi.      Vehicle type
vii.      Contract type
viii.     Lease term
ix.        Vehicle index, if applicable
x.         Vehicle spread rate, if applicable
xi.        Fixed rate, if applicable
xii.       Vehicle capitalized cost
xiii.      Vehicle residual value (for closed-end leases only)
xiv.      Current book value as of the Cutoff Date
xv.       Initial bill date (for Sample Contracts with an initial bill date after the Cutoff Date only)

With respect to the Sample Contracts identified as vehicle management services leases ("Vehicle Management Services Leases") by the Sponsor (in the Provided Data Tape, the Sponsor has indicated to us that this is noted by the identifier "FA" in the CORP_CD field), we will compare the Sample Characteristics noted above to the corresponding information set forth on or derived from the Vehicle Lease Screen Shots obtained from the asset management system.

With respect to the Sample Contracts that have an Initial bill date after the Cutoff Date, we will compare Sample Characteristic xiv. to the Vehicle capitalized cost in the ACFI Screen.

the Vehicle Lease Screen Shots from the asset management system. We compared the Sample Characteristics per the Provided Data Tape to corresponding information on the Vehicle Lease Screen Shots.

For 4 Sample Contracts, the Current book values per the Provided Data Tape were not in agreement with or not available in the Vehicle Lease Screen Shots. The details are as follows:

	Sample Contract (Unit number)	Current book value per the Provided Data Tape	Current book value per the Vehicle Lease Screen Shot
	16050	16,920.95	17,719.15
	16056	22,088.30	23,130.30
	17474	32,621.36	31,937.84
	0093958	13,760.24	Not applicable

For Sample Contracts no. 16050 and 16056, representatives of the Sponsor informed us that the differences in the book values are due to changes in the lease terms by the client on July 26, 2017, subsequent to the July billing cutoff date of July 20, 2017. Representatives of the Sponsor informed us that these changes are reflected in the Current book value per the Vehicle Lease Screen Shots as of the Cutoff Date, however are not reflected in the Current book value per the Provided Data Tape as they were effective subsequent to the billing cutoff date. Representatives of the Sponsor provided us with the Vehicle Lease Screen Shot with the record of the lease term change on July 26, 2017.

For Sample Contract no. 17474, representatives of the Sponsor informed us

Attachment A

Specified Procedures	Results

With respect to the Sample Contracts identified as financial services leases (“Financial Services Leases”) by the Sponsor (in the Provided Data Tape, the Sponsor has indicated to us that this is noted by "FinServ" in the Lease Pool field), we will compare the Sample Characteristics i and ii, iv, vi through viii, and xi through xiii to the corresponding information set forth on or derived from print screens from the financial services asset management system and will compare Sample Characteristic iii to the CCOI Screen from the asset management system (collectively and as applicable, the “Financial Lease Screen Shots”). We will compare Sample Characteristic xiv. to a system generated report from the financial services asset management system. For Sample Characteristics iv. through v., we will compare the information set forth in the Fin Serv Chase Fund file to print screens from the financial services asset management system.

that the difference in the Current book value is due to a customer rebate  provided to the client subsequent to the Cutoff Date. Representatives of the Sponsor informed us that the Current book value per the Vehicle Lease Screenshots as of the Cutoff Date was revised on August 23, 2017 to reflect the adjustment.  Representatives of the Sponsor provided us with the Vehicle Lease Screen Shot with the record of the rebate applied on August 23, 2017.

For Sample Contract no. 0093958, representatives of the Sponsor informed us that the Current book value as of the Cutoff Date per the Provided Data Tape cannot be compared to the Vehicle Lease Screen Shots because the related vehicle was taken off the road prior to the Cutoff Date but the sale process has not yet been completed and the Sample Contract is awaiting final settlement. Representatives of the Sponsor provided financial detail from the Sponsor’s online billing portal to agree the Current book value as of the Cutoff Date to the Provided Data Tape.  Representatives of the Sponsor informed us that the customer continues to be billed for this contract and any related charges will be adjusted when the sale process is complete.

Except for the information noted above, all such compared information was in agreement.

b)    For the Sample Contracts that the representatives of the Sponsor have indicated are titled assets, we will obtain a copy of the Certificate of Title from representatives of the Sponsor for all Sample Contracts, excluding those Sample Contracts that have been identified by the Sponsor  as equipment leases, and we will observe whether (i) the title owner is D.L. Peterson Trust and (ii) the lien holder is either Raven Funding LLC or Chesapeake Funding LLC (for vehicles acquired prior

For each of the Sample Contracts that the representatives of the Sponsor indicated are titled assets, we obtained a copy of the Certificate of Title from representatives of the Sponsor excluding those Sample Contracts that were identified by the Sponsor, on behalf of the Issuer, as equipment leases, and we observed that (i) the title owner is D.L. Peterson Trust and (ii) the lien holder is either Raven Funding LLC or Chesapeake Funding LLC (for vehicles acquired prior to June 30, 2006), Chesapeake Funding LLC (for vehicles

Attachment A

Specified Procedures	Results

to June 30, 2006), Chesapeake Funding LLC (for vehicles acquired on or after June 30, 2006), or ELE Funding LLC; or whether (i) the title owner is Gelco Corporation, Gelco Corporation LSR, Gelco Fleet Trust, Gelco Fleet Trust LSR, and (ii) the lien holder is General Electric Capital Corporation, GE Capital Bank, GE Title Agent, LLC, or ELE Funding LLC.  Any other title owner or lien holder will be identified as an exception within our report.

acquired on or after June 30, 2006), or ELE Funding LLC; or that (i) the title owner is Gelco Corporation, Gelco Corporation LSR, Gelco Fleet Trust, Gelco Fleet Trust LSR, and (ii) the lien holder is General Electric Capital Corporation, GE Capital Bank, GE Title Agent, LLC, or ELE Funding LLC.

For 1 Sample Contract (Unit number 99504), representatives of the Sponsor did not provide us with a copy of the Certificate of Title.  We were informed by representatives of the Sponsor that the unit was returned to the delivering dealership on August 2, 2017, subsequent to the Cutoff Date and shortly after activation, and therefore the title and registration process were not completed.

Other than the information noted above, no exceptions were noted in performing procedures b).
c) We will obtain a copy of the Master Lease Agreement from representatives of the Sponsor to observe that:	For each of the Sample Contracts, we obtained a copy of the Master Lease Agreement from representatives of the Sponsor and observed that:
i. there was a signature included in the area required to be signed by a representative of the Sponsor;	i. there was a signature included in the area required to be signed by a representative of the Sponsor;
ii.    either, the CP flex program supplement, treasury note, fixed rate note, closed-end rate schedule, Vehicle Requisition, Schedule A/Vehicle Record, equipment schedule, or rate schedule (the "Funding Documentation") is included.

ii.  the "Funding Documentation is included.

No exceptions were noted in performing procedures c) i. or ii. We performed no procedures to determine the validity of the signature contained in the Master Lease Agreement.

d) We will obtain a copy of the Credit File from representatives	For each of the Sample Contracts, we obtained a copy of the Credit

Attachment A

Specified Procedures	Results
of the Sponsor to observe that the Credit File contained either a line of credit authorization form or addendum to the line of credit authorization form that:	File from representatives of the Sponsor and observed that the Credit File contained either a line of credit authorization form or addendum to the line of credit authorization form that:
i. has an electronic or physical signature in the area where an approval signature is required, and;	i has an electronic or physical signature in the area where an approval signature is required, and;
ii. has not expired as at July 31, 2017;	ii. has not expired as at July 31, 2017;
Pursuant to the Sponsor’s credit policies, for clients approved through the Sponsor’s automatic scoring process, we will observe evidence that the files passed the approval tests and that the expiration date is after July 31, 2017. For clients whose latest Credit Files have expired prior to July 31, 2017 and were not renewed, or the client no longer passes the automatic scoring process, we will obtain a print screen from the asset management system and verify that the origination date (“in service date”) of the Sample Contract(s) is prior to the expiration date of the client’s last Credit File.

Pursuant to the Sponsor’s credit policies, for clients approved through the Sponsor’s automatic scoring process, we observed evidence, in the form of an excel output from the Sponsor’s legacy credit scoring system, that the files passed the approval tests and that the expiration date is after July 31, 2017.

No exceptions were noted in performing procedures d) i. through ii. We performed no procedures to determine the validity of the signature contained in the Credit File.

e)    We will obtain a copy of the Certificate of Insurance Coverage from representatives of the Sponsor to note the entity that is identified as the Certificate Holder. A Certificate Holder listing will be attached as an Appendix to our Asset File to Data File Comparison Specified Procedures Report.

For each of the Sample Contracts, we obtained a copy of the Certificate of Insurance Coverage from representatives of the Sponsor and noted the entity identified as the Certificate Holder in Exhibit I of our report. For 1 Sample Contract (Unit number 14417), the Certificate of Insurance Coverage received lists the lessee as the Certificate Holder. Per representatives of the Sponsor, a revised Certificate of Insurance Coverage listing Element Vehicle Management Services Group LLC as the Certificate Holder is in process but has not yet been received.

Exhibit 1

Listing of Certificate of Insurance Holders

Client Number	Unit	Certificate Holder per Certificate of Insurance Coverage
89	03096	Element Vehicle Management Services Group LLC
113	31716	Element Vehicle Management Services Group LLC
311	01509	Element Vehicle Management Services Group LLC
337	43080	Element Vehicle Management Services Group LLC
337	43964	Element Vehicle Management Services Group LLC
337	46859	Element Vehicle Management Services Group LLC
734	54187	Element Vehicle Management Services Group LLC
824	15366	Element Vehicle Management Services Group LLC
988	86456	Element Vehicle Management Services Group LLC
1033	15692	Element Vehicle Management Services Group LLC
1033	14298	Element Vehicle Management Services Group LLC
1033	16157	Element Vehicle Management Services Group LLC
1054	16403	Element Vehicle Management Services Group LLC
1154	16109	Element Vehicle Management Services Group LLC
1266	12066	Element Vehicle Management Services Group LLC
1279	54337	Element Vehicle Management Services Group LLC
1279	52751	Element Vehicle Management Services Group LLC
1291	41691	Element Vehicle Management Services Group LLC
1438	87274	Element Vehicle Management Services Group LLC
1485	30503	Element Vehicle Management Services Group LLC
1635	15070	Element Vehicle Management Services Group LLC
1720	16209	Element Vehicle Management Services Group LLC
1720	16322	Element Vehicle Management Services Group LLC
1821	17006	Element Vehicle Management Services Group LLC
1855	20079	Element Vehicle Management Services Group LLC
1929	14141	Element Vehicle Management Services Group LLC
1965	72276	Element Vehicle Management Services Group LLC
1965	73308	Element Vehicle Management Services Group LLC
2035	96074	Element Vehicle Management Services Group LLC
2062	9284	Element Vehicle Management Services Group LLC
2062	94782	Element Vehicle Management Services Group LLC
2164	10308	Element Vehicle Management Services Group LLC
2164	14051	Element Vehicle Management Services Group LLC
2164	21385	Element Vehicle Management Services Group LLC
2308	15728	Element Vehicle Management Services Group LLC
2308	15262	Element Vehicle Management Services Group LLC
2308	15094	Element Vehicle Management Services Group LLC
2348	15220	Element Vehicle Management Services Group LLC

Exhibit 1

Client Number	Unit	Certificate Holder per Certificate of Insurance Coverage

2403	15023	Element Vehicle Management Services Group LLC
2439	23043	Element Vehicle Management Services Group LLC
2439	23346	Element Vehicle Management Services Group LLC
2439	23681	Element Vehicle Management Services Group LLC
2536	16501	Element Vehicle Management Services Group LLC
2633	16050	Element Vehicle Management Services Group LLC
2633	16056	Element Vehicle Management Services Group LLC
2829	13396	Element Vehicle Management Services Group LLC
2897	17474	Element Vehicle Management Services Group LLC
3032	3970	Element Vehicle Management Services Group LLC
3032	3886	Element Vehicle Management Services Group LLC
3032	3151	Element Vehicle Management Services Group LLC
3056	14019	Element Vehicle Management Services Group LLC
3056	14212	Element Vehicle Management Services Group LLC
3056	15190	Element Vehicle Management Services Group LLC
3056	17676	Element Vehicle Management Services Group LLC
3056	17555	Element Vehicle Management Services Group LLC
3087	16212	Element Vehicle Management Services Group LLC
3274	17880	Element Vehicle Management Services Group LLC
3274	15647	Element Vehicle Management Services Group LLC
3279	14207	Element Vehicle Management Services Group LLC
3436	15147	Element Vehicle Management Services Group LLC
3563	3936	Element Vehicle Management Services Group LLC
3585	12475	Element Vehicle Management Services Group LLC
3617	16018	Element Vehicle Management Services Group LLC
5155	12892	Element Vehicle Management Services Group LLC
5155	1905	Element Vehicle Management Services Group LLC
5155	1997	Element Vehicle Management Services Group LLC
5155	33327	Element Vehicle Management Services Group LLC
5155	12560	Element Vehicle Management Services Group LLC
5793	94815	Element Vehicle Management Services Group LLC
5881	4AA48	Element Vehicle Management Services Group LLC
5881	4AX51	Element Vehicle Management Services Group LLC
6218	47	Element Vehicle Management Services Group LLC
6359	0022074S	Element Vehicle Management Services Group LLC
6359	0022104S	Element Vehicle Management Services Group LLC
6359	0027066S	Element Vehicle Management Services Group LLC
6403	283634	Element Vehicle Management Services Group LLC
6989	27241	Element Vehicle Management Services Group LLC
7105	13186	Element Vehicle Management Services Group LLC

Exhibit 1

Client Number	Unit	Certificate Holder per Certificate of Insurance Coverage
7105	14206	Element Vehicle Management Services Group LLC
7168	21168	Element Vehicle Management Services Group LLC
7168	26250	Element Vehicle Management Services Group LLC
7245	9432	Element Vehicle Management Services Group LLC
7322	15274	Element Vehicle Management Services Group LLC
7325	30819	Element Vehicle Management Services Group LLC
7325	31777	Element Vehicle Management Services Group LLC
7325	32506	Element Vehicle Management Services Group LLC
7325	33737	Element Vehicle Management Services Group LLC
7325	36155	Element Vehicle Management Services Group LLC
7632	16039	Element Vehicle Management Services Group LLC
7728	11147	Element Vehicle Management Services Group LLC
7850	65092	Element Vehicle Management Services Group LLC
8256	17112	Element Vehicle Management Services Group LLC
8256	15271	Element Vehicle Management Services Group LLC
8256	16198	Element Vehicle Management Services Group LLC
9514	10187	Element Vehicle Management Services Group LLC
17234	16310	Element Vehicle Management Services Group LLC
17239	65429	Element Vehicle Management Services Group LLC
17253	2922	Element Vehicle Management Services Group LLC
17253	3465	Element Vehicle Management Services Group LLC
17253	4396	Element Vehicle Management Services Group LLC
17291	26740	Element Vehicle Management Services Group LLC
17299	3768	Element Vehicle Management Services Group LLC
17435	171210	Element Vehicle Management Services Group LLC
17493	30170395	Element Vehicle Management Services Group LLC
17503	2304	Element Vehicle Management Services Group LLC
17536	2786	Element Vehicle Management Services Group LLC
17595	214004	Element Vehicle Management Services Group LLC
17595	21500131	Element Vehicle Management Services Group LLC
17762	648	Element Vehicle Management Services Group LLC
17765	50485	Element Vehicle Management Services Group LLC
17765	300043	Element Vehicle Management Services Group LLC
17765	60132	Element Vehicle Management Services Group LLC
17810	99504	Element Vehicle Management Services Group LLC
17849	20140436	Element Vehicle Management Services Group LLC
17849	160258	Element Vehicle Management Services Group LLC
17875	91754	Element Vehicle Management Services Group LLC
17875	93478	Element Vehicle Management Services Group LLC
17875	93958	Element Vehicle Management Services Group LLC

Exhibit 1

Client Number	Unit	Certificate Holder per Certificate of Insurance Coverage
17910	51205	Element Vehicle Management Services Group LLC
17916	17392	Element Vehicle Management Services Group LLC
17916	17622	Element Vehicle Management Services Group LLC
17932	3909	Element Vehicle Management Services Group LLC
17932	8712	Element Vehicle Management Services Group LLC
18017	81518	Element Vehicle Management Services Group LLC
18021	160491	Element Vehicle Management Services Group LLC
18038	64017	Element Vehicle Management Services Group LLC
18256	160594	Element Vehicle Management Services Group LLC
18394	10099	Element Vehicle Management Services Group LLC
18420	900788	Element Vehicle Management Services Group LLC
18420	905749	Element Vehicle Management Services Group LLC
18429	150711	Element Vehicle Management Services Group LLC
18466	27	Element Vehicle Management Services Group LLC
18490	150229	Element Vehicle Management Services Group LLC
18490	162102	Element Vehicle Management Services Group LLC
18490	170041	Element Vehicle Management Services Group LLC
18571	7918	Element Financial Corporation
18624	GS168939	Element Vehicle Management Services Group LLC
18667	14417	[Redacted]
18682	27505	Element Vehicle Management Services Group LLC
18695	161134	Element Vehicle Management Services Group LLC
18695	161688	Element Vehicle Management Services Group LLC
18695	161932	Element Vehicle Management Services Group LLC
18695	163499	Element Vehicle Management Services Group LLC
18712	360811	Element Vehicle Management Services Group LLC
100077	1880	Element Vehicle Management Services Group LLC
102287	9863635	Element Vehicle Management Services Group LLC
104909	15080	Element Vehicle Management Services Group LLC
108440	1634	Element Vehicle Management Services Group LLC
204261	13650513	Element Vehicle Management Services Group LLC
702012	16120942	Element Vehicle Management Services Group LLC